Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2016
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments in Affiliated Companies
9.	INVESTMENTS IN AFFILIATED COMPANIES

The Company uses the equity method of accounting for its investments in entities over which it does not have control, but is able to exercise significant influence over operating and financial policies.

The ownership percentages and carrying value of the Company’s principal equity method investments at December 31 were as follows [in million, except percentages]:

		2016	2015

Litens Automotive Partnership [“Litens”] [i]	76.7%	$173	$138
Getrag (Jiangxi) Transmission Co., Ltd	50.0%	$1,015	—
Getrag Ford Transmission GmbH	50.0%	$325	—
Dongfeng Getrag Transmission Co. Ltd [ii]	50.0%	$79	—

[i]	Litens - The Company accounts for its investment in Litens under the equity method of accounting as a result of significant participating rights that prevent control.
[ii]

DGT – DGT is a variable interest entity [“VIE”] and depends on the Company and the Dongfeng Motor Group Company for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. Our known maximum exposure to loss approximated the carrying value of our investment balance as at December 31, 2016.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:

Summarized Balance Sheets

	2016	2015

Current assets	$2,478	$905

Non-current assets	$4,450	$756

Current liabilities	$2,329	$806

Long-term liabilities	$1,268	$335

Summarized Income Statements

	2016	2015

Sales	$5,009	$3,168
Cost of goods sold, expenses and income taxes	4,668	2,886

Net income	$341	$282

No impairment charges were recorded for the years ended December 31, 2016 and 2015. Sales to equity method investees were approximately $214 million and $98 million in 2016 and 2015 respectively.

Variable Interest Entities

The Company has determined that two of its investees acquired as part of the Getrag acquisition are variable interest entities, in which the Company is the primary beneficiary and has the power to direct the activities that are considered most significant to the entities. As a result, the assets, liabilities, and results of operations of these variable interest entity are included in the Company’s Consolidated Financial Statements. The Company’s maximum exposure to any potential losses associated with these affiliated companies is limited to its investment, and was $187 million at December 31, 2016.

The carrying amounts and classification of assets and liabilities included in the Company’s consolidated balance sheet related to the consolidated VIEs are as follows:

2016

Current assets	$256
Noncurrent assets	221

Total assets	$477

Current liabilities	$288
Noncurrent liabilities	2

Total liabilities	$290

Assets recognized as a result of consolidating these VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.